Other Current Liabilities - Summary of Obliged to Issue Warrants Shares (Details)	Dec. 31, 2023
180 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	1.00%
210 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	1.17%
240 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	1.33%
270 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	1.50%
300 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	1.67%
330 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	1.83%
360 days
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants Shares based on fully diluted Ordinary Shares of the Company as of the issuance date	2.50%